Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Capital lease obligations, maturing through 2024	$ 26.5	$ 23.3	$ 15.4
Other debt	13.1	0.5	1.1
Long-term debt, gross	2,279.0	2,327.2	2,360.6
Less: Original issue discount	(21.3)	(23.7)	(28.7)
Less: Current portion	(12.5)	(25.3)	(29.1)
Long-term debt, less current maturities	2,245.2	2,278.2	2,302.8
Revolving line of credit with lenders, interest at base rate plus margin, as defined (4.16% and 4.17% at December 31, 2104 and 2013, respectively) due quarterly; balance due at maturity on October 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	0.0	0.0	8.0
Note payable; discounted at 7.3%, annual payments varied; balance due 2029 [Member]
Debt Instrument [Line Items]
Long-term debt	3.9	3.8	3.5
Note payable; discounted at 8.5%, annual payments of $0.2; balance due February 2018; collateralized by real property [Member]
Debt Instrument [Line Items]
Long-term debt	0.0	0.6	0.6
Term loans; quarterly payments commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin (3.75% and 4.25%, respectively) [Member]
Debt Instrument [Line Items]
Long-term debt	1,685.5	1,749.0	1,782.0
Senior notes payable; interest at 8.25% payable in arrears semi-annually commencing April 1, 2013; maturing on October 1, 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 550.0	$ 550.0	$ 550.0